Inventory (Details) - Schedule of inventory - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Finished Goods (branded products)	$ 4,124,738	$ 2,271,982
Goods in Process (un-branded products)	1,106,054	227,067
Inventory	$ 5,230,792	$ 2,499,049